Stock-Based Compensation (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 110,000	$ 224,000	$ 421,000	$ 418,000
Shares, Options granted	2,242,693		352,519	237,315
Stock Granted, Value, Share-based Compensation, Gross	$ 1,191,000
Unrecognized compensation cost related to non-vested options	$ 1,157,000		$ 504,000
Weighted average remaining requisite service period for unrecognized compensation cost	3 years 9 months 18 days		1 year 10 months 24 days
Noncash stock-based compensation	$ 119,000	227,000	$ 429,000	$ 575,000
Share-based Compensation, Total	$ 9,000	3,000
Expected recognition of unrecognized compensation costs due in current year	17.00%
Expected recognition of unrecognized compensation costs due in one year	30.00%
Expected recognition of unrecognized compensation costs due in two years	21.00%
Expected recognition of unrecognized compensation costs due in three years	21.00%
Expected recognition of unrecognized compensation costs due in fourth years	7.00%
Expected recognition of unrecognized compensation costs due in fifth years	4.00%
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 167,000
Stock Based Compensation Recognized Amortization Cost	990,000
Employee Stock Option [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncash stock-based compensation	100,000	212,000
Employee Stock Option [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncash stock-based compensation	$ 10,000	$ 12,000